Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of interest-rate contracts	$ 3,196.1
Notional maturities for interest-rate contracts 2013	716.3
Notional maturities for interest-rate contracts 2014	1,364.1
Notional maturities for interest-rate contracts 2015	863.8
Notional maturities for interest-rate contracts 2016	39.5
Notional maturities for interest-rate contracts 2017	209.8
Notional maturities for interest-rate contracts thereafter	2.6
Notional amount of outstanding foreign-exchange contracts	265.3
Maximum length of future cash flow hedges	5 years 4 months 24 days
Recognized gain (loss) on the ineffective portion	0.5	0.8	2.3
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss expected to be reclassified to interest expense or cost of sales in the following 12 months	$ 44.8
Foreign-exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Foreign-exchange contracts maturity period	Within one year